Income Taxes - Schedule of Income/(Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ 9,126	€ (28,191)	€ (151,890)
Other countries	(1,096)	(56)	26
Income/(loss) before income taxes	€ 8,030	€ (28,247)	€ (151,864)